Quarterly Holdings Report
for
Fidelity Freedom® Blend 2055 Fund
December 31, 2024
FBF-Y55-NPRT3-0325
1.9892480.106
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,031,357	9,962,913
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	104,863	772,842
Fidelity Series Emerging Markets Debt Fund (b)	1,085,737	8,577,324
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	286,009	2,445,374
Fidelity Series Floating Rate High Income Fund (b)	180,493	1,624,434
Fidelity Series High Income Fund (b)	1,046,062	9,006,592
Fidelity Series International Developed Markets Bond Index Fund (b)	1,831,296	15,895,650
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,119,437	59,044,211
Fidelity Series Real Estate Income Fund (b)	165,238	1,622,638
TOTAL BOND FUNDS (Cost $123,377,131)		108,951,978

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	10,312,421	204,598,426
Fidelity Series Commodity Strategy Fund (b)	38,461	3,313,831
Fidelity Series Large Cap Growth Index Fund (b)	5,215,473	132,473,010
Fidelity Series Large Cap Stock Fund (b)	5,263,934	120,807,283
Fidelity Series Large Cap Value Index Fund (b)	15,465,148	252,236,558
Fidelity Series Small Cap Core Fund (b)	5,421,195	66,192,785
Fidelity Series Small Cap Opportunities Fund (b)	1,937,161	28,340,662
Fidelity Series Value Discovery Fund (b)	5,733,382	88,867,415
TOTAL DOMESTIC EQUITY FUNDS (Cost $728,309,833)		896,829,970

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,077,139	48,249,539
Fidelity Series Emerging Markets Fund (b)	4,617,524	40,080,109
Fidelity Series Emerging Markets Opportunities Fund (b)	8,857,697	162,273,004
Fidelity Series International Growth Fund (b)	6,273,320	109,343,967
Fidelity Series International Index Fund (b)	3,541,648	41,968,529
Fidelity Series International Small Cap Fund (b)	1,395,244	22,602,956
Fidelity Series International Value Fund (b)	9,232,136	110,047,061
Fidelity Series Overseas Fund (b)	8,152,131	109,564,634
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $616,536,785)		644,129,799

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	460,000	460,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	960,000	957,623
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	2,000,000	1,993,420
US Treasury Bills 0% 1/9/2025 (d)	4.58	160,000	159,869
US Treasury Bills 0% 2/27/2025 (d)	4.45	270,000	268,227
US Treasury Bills 0% 2/6/2025 (d)	4.47	30,000	29,876
US Treasury Bills 0% 3/13/2025 (d)	4.30 to 4.33	150,000	148,781
US Treasury Bills 0% 3/27/2025 (d)	4.28	360,000	356,481
US Treasury Bills 0% 3/6/2025 (d)	4.39	150,000	148,902
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,522,025)			4,523,179

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $923,928)	4.36	923,744	923,928

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,473,669,702)	1,655,358,854
NET OTHER ASSETS (LIABILITIES) - 0.0%	608,518
NET ASSETS - 100.0%	1,655,967,372

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	129	Mar 2025	14,625,375	(484,063)	(484,063)
ICE MSCI Emerging Markets Index Contracts (United States)	453	Mar 2025	24,321,570	(842,685)	(842,685)

TOTAL EQUITY CONTRACTS					(1,326,748)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	270	Mar 2025	29,362,500	(247,921)	(247,921)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	331	Mar 2025	37,682,281	(1,173,653)	(1,173,653)

TOTAL INTEREST RATE CONTRACTS					(1,421,574)

TOTAL PURCHASED					(2,748,322)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	106	Mar 2025	31,459,475	992,370	992,370

TOTAL FUTURES CONTRACTS					(1,755,952)
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,491,179.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,103,667	31,630,019	31,809,740	66,004	(18)	-	923,928	923,744	0.0%
Total	1,103,667	31,630,019	31,809,740	66,004	(18)	-	923,928	923,744

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	585,811	11,234,823	1,790,406	193,560	(14,387)	(52,928)	9,962,913	1,031,357
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	591,411	236,273	26,256	24,898	34	(28,620)	772,842	104,863
Fidelity Series Blue Chip Growth Fund	146,393,860	76,509,169	37,428,684	15,797,387	886,730	18,237,351	204,598,426	10,312,421
Fidelity Series Canada Fund	33,917,087	16,445,269	2,561,494	1,420,804	(15,701)	464,378	48,249,539	3,077,139
Fidelity Series Commodity Strategy Fund	8,044,130	4,249,841	8,470,193	345,838	(3,342,097)	2,832,150	3,313,831	38,461
Fidelity Series Corporate Bond Fund	-	327,184	329,942	1,014	2,758	-	-	-
Fidelity Series Emerging Markets Debt Fund	6,147,171	2,721,663	288,873	310,628	3,448	(6,085)	8,577,324	1,085,737
Fidelity Series Emerging Markets Debt Local Currency Fund	1,954,079	703,800	73,517	111,953	(534)	(138,454)	2,445,374	286,009
Fidelity Series Emerging Markets Fund	31,848,618	12,429,123	3,155,718	1,110,273	52,240	(1,094,154)	40,080,109	4,617,524
Fidelity Series Emerging Markets Opportunities Fund	128,511,916	49,711,827	17,245,298	3,295,800	(550,201)	1,844,760	162,273,004	8,857,697
Fidelity Series Floating Rate High Income Fund	1,165,965	517,030	52,512	94,282	(28)	(6,021)	1,624,434	180,493
Fidelity Series Government Bond Index Fund	-	647,525	648,647	1,480	1,122	-	-	-
Fidelity Series Government Money Market Fund	3,158	431,938	435,096	4,040	-	-	-	-
Fidelity Series High Income Fund	6,278,669	3,152,873	532,047	384,824	11,550	95,547	9,006,592	1,046,062
Fidelity Series International Developed Markets Bond Index Fund	-	16,530,750	251,298	267,065	(1,846)	(381,956)	15,895,650	1,831,296
Fidelity Series International Growth Fund	85,474,615	37,790,730	6,522,198	4,484,421	117,322	(7,516,502)	109,343,967	6,273,320
Fidelity Series International Index Fund	32,212,867	13,824,415	1,655,565	1,216,511	(56,022)	(2,357,166)	41,968,529	3,541,648
Fidelity Series International Small Cap Fund	18,042,832	8,210,475	1,757,564	2,131,933	10,121	(1,902,908)	22,602,956	1,395,244
Fidelity Series International Value Fund	86,118,053	36,953,674	6,021,974	4,901,466	(64,340)	(6,938,352)	110,047,061	9,232,136
Fidelity Series Investment Grade Bond Fund	-	614,857	618,015	1,783	3,158	-	-	-
Fidelity Series Investment Grade Securitized Fund	-	321,550	323,373	919	1,823	-	-	-
Fidelity Series Large Cap Growth Index Fund	92,690,379	39,819,280	20,389,315	725,498	559,596	19,793,070	132,473,010	5,215,473
Fidelity Series Large Cap Stock Fund	98,385,272	39,698,361	22,777,045	8,239,939	1,589,944	3,910,751	120,807,283	5,263,934
Fidelity Series Large Cap Value Index Fund	175,908,487	97,582,702	23,978,281	7,310,215	801,928	1,921,722	252,236,558	15,465,148
Fidelity Series Long-Term Treasury Bond Index Fund	58,197,064	20,082,004	15,471,786	1,555,853	(2,554,981)	(1,208,090)	59,044,211	11,119,437
Fidelity Series Overseas Fund	85,673,720	34,057,969	4,399,858	2,417,035	(88,944)	(5,678,253)	109,564,634	8,152,131
Fidelity Series Real Estate Income Fund	1,166,180	497,584	52,513	74,835	879	10,508	1,622,638	165,238
Fidelity Series Short-Term Credit Fund	187,041	1	186,092	215	4,036	(4,986)	-	-
Fidelity Series Small Cap Core Fund	1,767,782	68,242,185	5,224,645	678,987	126,934	1,280,529	66,192,785	5,421,195
Fidelity Series Small Cap Opportunities Fund	43,411,424	11,316,952	24,925,928	2,505,457	965,584	(2,427,370)	28,340,662	1,937,161
Fidelity Series Treasury Bill Index Fund	13,801	1,249,962	1,263,861	12,364	98	-	-	-
Fidelity Series Value Discovery Fund	64,711,475	37,182,204	10,906,944	3,450,142	168,899	(2,288,219)	88,867,415	5,733,382
	1,209,402,867	643,293,993	219,764,938	63,071,419	(1,380,877)	18,360,702	1,649,911,747	111,384,506

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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